Other disclosures - Disclosure of financing for construction and real estate business in Spain (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,491	€ 2,393
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	2,525	2,433
Written-off assets	345	346
Gross carrying amount | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	54	74
Excess over collateral value | Construction and property development loans
Disclosure of credit risk exposure [line items]
Risk exposure	278	259
Excess over collateral value | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Risk exposure	5	5
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,162)	(1,230)
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	(34)	(40)
Accumulated impairment | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ (25)	€ (29)